CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Extinguishment of Debt [Line Items]
Fair value of common stock issued		$ 5,229,641
Loss on extinguishment of debt		(2,699,022)
Convertible Debenture Due January 2015 [Member]
Extinguishment of Debt [Line Items]
Face value of debt converted		1,440,000
Less: discount		(658,232)
Plus: fair value of derivative liability		1,670,704
Net book value of debt converted		2,452,472
Fair value of common stock issued		2,935,387
Loss on extinguishment of debt		$ (482,915)